Deposits	12 Months Ended
Dec. 31, 2019
Deposits
Deposits

(7)      Deposits

The aggregate amount of time deposits with balances that met or exceeded the Federal Deposit Insurance Corporation (FDIC) insurance limit of $250,000 was $104.3 million and $104.9 million at December 31, 2019 and 2018, respectively. The Company had brokered deposits totaling $45.2 million and $39.8 million at December 31, 2019 and 2018, respectively.

The scheduled maturities of total time deposits at December 31, 2019 were as follows:

(in thousands)
Due within:
2020	$201,397
2021	60,286
2022	33,300
2023	15,302
2024	739
Thereafter	—
Total	$311,024

The Federal Reserve Bank required the Bank to maintain cash or balances of $1.3  million at December 31, 2019 compared to $1.8 million at December 31, 2018 to satisfy reserve requirements. Average compensating balances held at correspondent banks were $1.5 million and $787,000 at December 31, 2019 and 2018, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.